Note 13 - Commitments and Contingencies (Q2) (2) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies [Abstract]
Right of use assets	$ 515,551	$ 418,088
Lease liability - right of use, current	181,371	121,634	$ 0
Lease liability - right of use, noncurrent	333,771	271,240	$ 0
Lease liability - right of use	$ 515,141	$ 392,874